Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
OPERATING ACTIVITIES
Net earnings (loss)	$ 11,424,475	$ (5,249,210)
Adjustments to reconcile net earnings (loss) to net cash provided by operating activities:
Depreciation	1,012,917	1,524,961
Impairment loss for long-lived assets		4,338,419
Deferred taxes	1,338,489	(1,184,100)
Compensation expense for restricted stock	527,671	332,944
Change in post-retirement benefits other than pensions	8,745	10,903
Lower of cost or net realizable value inventory adjustment	274,093	955,605
Deferred realized loss on derivatives	(6,843,140)
Changes in operating assets and liabilities:
Accounts receivable	(8,672,623)	1,478,067
Inventories	(621,943)	12,438,238
Federal income taxes recoverable	448,665	(448,665)
Other current assets	454,489	(236,630)
Accounts payable and accrued expenses	5,386,439	(2,680,481)
Income taxes payable	1,455,099	(159,694)
Employee compensation and related expenses	2,233,760	112,462
Contribution to retirement plan	(250)
Net cash provided by operating activities	8,426,886	11,232,819
INVESTING ACTIVITIES
Purchase of property, plant and equipment	(4,609,617)	(4,935,361)
Proceeds from sale of assets	30,957
Increase in cash value of officers’ life insurance	(11,580)	(17,295)
Net cash used in investing activities	(4,590,240)	(4,952,656)
FINANCING ACTIVITIES
Paycheck Protection Program loan proceeds	1,690,385
Cash dividends paid	(564,190)	(839,933)
Cash paid for principal portion of finance lease	(100,728)	(49,640)
Cash paid for share repurchases	(1,727,378)
Net cash used in financing activities	(701,911)	(889,573)
Increase in cash and restricted cash	3,134,735	5,390,590
Cash at beginning of year	17,057,751	11,667,161
Cash and restricted cash at end of year	$ 20,192,486	$ 17,057,751